Basis of Presentation and Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per ordinary share - Helix Acquisition Corp.[Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class A
Numerator:
Allocation of net loss, as adjusted	$ (3,660,511)	$ (63,409)
Denominator:
Basic and diluted weighted average shares outstanding	11,930,000	6,232,090
Basic and diluted net loss per ordinary share	$ (0.31)	$ (0.01)
Class B
Numerator:
Allocation of net loss, as adjusted	$ (882,143)	$ (27,429)
Denominator:
Basic and diluted weighted average shares outstanding	2,875,000	2,695,896
Basic and diluted net loss per ordinary share	$ (0.31)	$ (0.01)